Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Schedule of fair value assumption of each option granted

	For the year ended December 31,
	2021	2022	2023
Expected volatility	46.48%-52.64%	47.30%-50.09%	48.50%-56.29%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate	1.03%-1.61%	1.75%-4.07%	3.48%-5.06%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	4.15-12.90	0.68-3.64	1.34-3.21

Schedule of company's options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2021, 2022 and 2023:

				Weighted average
	Number of	Weighted average		remaining	Aggregate
	options	exercise price		contractual life	intrinsic value
	(in thousands)	US$		Years	US$
					(in thousands)
Outstanding as of December 31, 2020	4,526	0.10		8.60	66,255
Granted	1,048	0.10
Exercised	(1,774)	0.10			16,088
Forfeited	(1,288)	0.10
Outstanding as of December 31, 2021	2,512	0.10		8.47	10,167
Granted	1,147	0.10
Exercised	(1,580)	0.10			2,193
Forfeited	(340)	0.10
Outstanding as of December 31, 2022	1,739	0.10		8.26	2,742
Granted	1,482	0.01
Exercised	(622)	0.03			1,357
Forfeited	(311)	0.04
Outstanding as of December 31, 2023	2,288	0.01		8.45	3,814

Vested and exercisable as of December 31, 2021	1,116	0.10		8.84	4,515
Vested and exercisable as of December 31, 2022	846	0.10	.	7.56	1,334
Vested and exercisable as of December 31, 2023	1,140	0.01		7.66	1,900

Summary of the Company's restricted share units activities

Number of
RSUs
(in thousands)
Unvested as of December 31, 2022	—
Granted	2,923
Vested	—
Forfeited	—
Unvested as of December 31, 2023	2,923